Warrants to purchase common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of warrants
Outstanding	2,890,600	2,473,100
Exercised	(16,667)	(75,000)
Expired	(105,000)	(877,232)
Outstanding	2,888,100	2,890,600
Warrant [Member]
Exercise price
Outstanding	1.20	0.60
Issued on February 2011 private placement			0.60
Exercised		0.60	0.60
Expired		0.60
Issued in 2012 private placement financings		1.20
Outstanding	1.20	1.20	0.60
Number of warrants
Outstanding	4,502,821	2,645,920
Issued on February 2011 private placement			3,345,920
Exercised	(846,700)	(464,558)	(700,000)
Expired		(2,181,362)
Total number of warrants
Issued in 2012 private placement financings		4,502,821
Outstanding	3,656,121	4,502,821	2,645,920
Exercise proceeds received
Outstanding		420,000
Issued on February 2011 private placement
Exercised	1,064,222	278,760	420,000
Expired
Total exercise proceeds		698,760
Issued in 2012 private placement financings
Outstanding	1,064,222		420,000